Interest and Finance Costs	12 Months Ended
Dec. 31, 2015
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12. Interest and Finance Costs:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	December 31,
	2013	2014	2015
Interest costs on long term debt	$190,195	$261,137	$276,510
Amortization and write off of financing fees	38,797	42,995	24,033
Discount on receivable from drilling contract	-	-	3,018
Capitalized borrowing costs	(65,492)	(37,342)	(26,055)
Commissions, commitment fees and other financial expenses	57,064	33,341	2,842
Total	$220,564	$300,131	$280,348